SUBORDINATED DEBT (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 28, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 06, 2015
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Subordinated debt			$ 10,065
Accrued interest			9,000
Airspan [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Subordinated debt		$ 10,316	10,065
Accrued interest		$ 6,300	$ 4,800
Golden Wayford Limited [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Subordinated Convertible Note Promissory Note					$ 10,000
Principal Payment	$ 1,000
Maturity Date	Feb. 16, 2016
Interest rate			5.00%
Golden Wayford Limited [Member] | Airspan [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Subordinated Convertible Note Promissory Note					$ 10,000
Principal Payment	$ 1,000
Maturity Date	Feb. 16, 2016
Interest rate		5.00%
Subordinated debt			$ 9,000
Accrued interest		$ 1,300	$ 1,100